iShares
®
MSCI Intl Value Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  2 .0%
BHP Group Ltd. .......................... 1,005,035 $ 39,778,625
Fortescue Ltd. ........................... 440,167 6,344,158
Qantas Airways Ltd. ....................... 417,972 2,555,644
Rio Tinto Ltd. ........................... 85,534 10,477,022
Santos Ltd. ............................. 882,473 5,084,273
Sonic Healthcare Ltd. ...................... 140,730 2,013,653
South32 Ltd. ............................ 1,919,046 5,687,183
Vicinity Ltd. ............................. 984,446 1,790,189
Woodside Energy Group Ltd. ................. 309,022 7,387,987
81,118,734
a
Austria  —  0 .4%
Erste Group Bank AG ...................... 82,631 9,130,395
OMV AG .............................. 47,752 3,370,818
Raiffeisen Bank International AG .............. 55,903 3,049,264
15,550,477
a
Belgium  —  1 .0%
Ageas SA/N.V. .......................... 47,114 3,692,071
Anheuser-Busch InBev SA/N.V. ............... 335,616 25,359,673
Groupe Bruxelles Lambert N.V. ............... 16,061 1,500,356
KBC Group N.V. ......................... 37,473 4,987,578
Sofina SA .............................. 3,812 976,054
Syensqo SA ............................ 29,260 1,941,085
38,456,817
a
Canada  —  3 .4%
AltaGas Ltd. ............................ 64,328 2,410,968
ARC Resources Ltd. ....................... 92,324 2,189,921
Bank of Nova Scotia (The) ................... 206,995 16,104,267
Barrick Mining Corp. ....................... 354,700 13,936,275
BCE, Inc. .............................. 22,928 544,864
Canadian Tire Corp. Ltd. , Class A , NVS .......... 15,503 2,156,051
Cenovus Energy, Inc. ...................... 174,436 5,103,314
CGI, Inc. .............................. 101,425 6,638,714
Empire Co. Ltd. , Class A , NVS ................ 45,529 1,558,581
Fairfax Financial Holdings Ltd. ................ 5,019 8,685,547
iA Financial Corp., Inc. ..................... 13,856 1,783,271
Kinross Gold Corp. ........................ 231,165 7,002,937
Magna International, Inc. .................... 133,078 8,469,535
Manulife Financial Corp. .................... 421,669 16,579,925
Nutrien Ltd. ............................. 183,188 13,924,365
Open Text Corp. ......................... 279,859 6,343,622
Power Corp. of Canada .................... 100,223 5,591,268
Rogers Communications, Inc. , Class B , NVS ...... 144,429 5,257,860
Saputo, Inc. ............................ 77,346 2,341,989
Teck Resources Ltd. , Class B ................ 95,544 5,577,826
Whitecap Resources, Inc. ................... 243,924 2,878,567
135,079,667
a
Denmark  —  0 .8%
AP Moller - Maersk A.S. , Class A .............. 3,103 7,280,937
AP Moller - Maersk A.S. , Class B , NVS
(a)
......... 3,267 7,740,150
Danske Bank A.S. ........................ 181,984 9,355,522
Genmab A.S.
(b)
.......................... 12,558 3,325,062
Orsted A.S.
(b) (c)
........................... 119,096 3,185,043
ROCKWOOL A.S. , Class B
(a)
................. 18,386 535,225
31,421,939
a
Finland  —  1 .7%
Fortum OYJ ............................ 64,612 1,627,774
Nokia OYJ ............................. 4,498,630 57,162,128
Stora Enso OYJ , Class R ................... 245,248 2,730,731
Security Shares Value
a
Finland (continued)
UPM-Kymmene OYJ ...................... 159,421 $ 4,776,705
66,297,338
a
France  —  11 .7%
Alstom SA
(b)
............................ 228,368 4,588,892
Amundi SA
(c)
............................ 11,999 1,159,778
ArcelorMittal SA .......................... 430,747 25,007,099
AXA SA ............................... 400,893 19,325,160
BNP Paribas SA ......................... 622,057 65,329,326
Bollore SE ............................. 343,260 2,167,530
Bouygues SA ........................... 121,870 7,207,361
Capgemini SE ........................... 116,837 14,209,285
Carrefour SA ............................ 562,736 11,194,711
Cie de Saint-Gobain SA .................... 212,573 19,475,892
Cie Generale des Etablissements Michelin SCA .... 277,886 10,066,702
Covivio SA ............................. 11,460 757,941
Credit Agricole SA ........................ 590,806 11,539,687
Dassault Systemes SE ..................... 131,829 2,970,583
Eiffage SA ............................. 44,962 7,249,148
Engie SA .............................. 700,800 23,100,142
Eurofins Scientific SE ...................... 25,717 1,787,649
Ipsen SA .............................. 14,531 2,853,913
Klepierre SA ............................ 43,368 1,757,107
Orange SA ............................. 865,854 18,029,110
Pernod Ricard SA ........................ 70,588 5,247,644
Publicis Groupe SA ....................... 83,635 7,814,627
Renault SA ............................. 137,571 4,832,760
Rexel SA .............................. 111,123 4,699,754
Sanofi SA .............................. 499,419 46,733,858
Societe Generale SA ...................... 408,428 32,878,460
Sodexo SA ............................. 16,796 854,303
STMicroelectronics N.V. .................... 526,453 28,679,046
TotalEnergies SE ......................... 570,142 53,008,117
Unibail-Rodamco-Westfield .................. 26,184 3,178,932
Vinci SA ............................... 200,111 30,261,233
467,965,750
a
Germany  —  9 .8%
BASF SE .............................. 292,339 18,749,618
Bayer AG , Registered ...................... 785,724 35,230,055
Bayerische Motoren Werke AG ............... 207,909 19,026,408
Brenntag SE ............................ 46,565 3,391,092
Commerzbank AG ........................ 264,491 10,932,438
Continental AG .......................... 46,728 3,535,583
Daimler Truck Holding AG ................... 333,991 16,845,802
Deutsche Bank AG , Registered ............... 828,661 25,745,692
Deutsche Lufthansa AG , Registered
(a)
........... 736,867 6,313,801
Deutsche Post AG ........................ 391,899 23,205,989
Deutsche Telekom AG , Registered ............. 1,157,043 37,373,226
E.ON SE .............................. 432,907 9,597,653
Evonik Industries AG ...................... 121,468 2,512,345
Fresenius Medical Care AG .................. 120,282 5,442,575
Fresenius SE & Co. KGaA ................... 192,269 9,311,503
Heidelberg Materials AG .................... 38,408 8,474,460
Henkel AG & Co. KGaA .................... 57,338 3,951,497
Infineon Technologies AG ................... 661,765 44,507,167
Mercedes-Benz Group AG ................... 488,205 28,457,520
Merck KGaA ............................ 42,964 5,563,282
RWE AG .............................. 241,825 17,607,882
Siemens AG , Registered .................... 183,823 54,625,038
Talanx AG .............................. 12,476 1,626,125
392,026,751
a

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hong Kong  —  2 .5%
BOC Hong Kong Holdings Ltd. ................ 1,126,500 $ 6,479,840
CK Asset Holdings Ltd. ..................... 590,000 3,716,558
CK Hutchison Holdings Ltd. .................. 3,427,500 28,620,262
CK Infrastructure Holdings Ltd. ................ 174,000 1,464,834
Henderson Land Development Co. Ltd. .......... 241,000 952,602
Hongkong Land Holdings Ltd. ................ 270,100 2,135,419
Jardine Matheson Holdings Ltd. ............... 181,500 12,373,270
MTR Corp. Ltd. .......................... 958,000 4,093,695
Power Assets Holdings Ltd. .................. 371,500 3,070,103
Sino Land Co. Ltd. ........................ 3,196,000 5,125,007
SITC International Holdings Co. Ltd. ............ 725,000 3,035,554
Sun Hung Kai Properties Ltd. ................. 741,500 12,981,498
Swire Pacific Ltd. , Class A ................... 420,000 4,568,333
WH Group Ltd.
(c)
......................... 7,710,000 9,371,108
Wharf Real Estate Investment Co. Ltd. .......... 552,000 1,728,584
99,716,667
a
Ireland  —  0 .4%
AIB Group PLC .......................... 623,109 7,182,295
Bank of Ireland Group PLC .................. 344,596 6,787,641
13,969,936
a
Israel  —  1 .5%
Bank Hapoalim BM ....................... 358,051 9,606,519
Bank Leumi Le-Israel BM ................... 456,963 11,567,856
Check Point Software Technologies Ltd.
(b)
........ 28,221 3,174,016
ICL Group Ltd. ........................... 238,679 1,278,047
Israel Discount Bank Ltd. , Class A ............. 427,716 4,758,277
Mizrahi Tefahot Bank Ltd. ................... 38,901 3,058,913
Nice Ltd.
(b)
............................. 38,964 3,982,799
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 684,291 23,998,085
61,424,512
a
Italy  —  3 .4%
Banca Monte dei Paschi di Siena SpA ........... 542,027 5,777,851
Banco BPM SpA ......................... 346,402 5,047,434
BPER Banca SpA ........................ 366,853 5,415,402
Buzzi SpA .............................. 15,574 852,735
Enel SpA .............................. 1,890,971 22,078,380
Eni SpA ............................... 568,847 16,084,947
Intesa Sanpaolo SpA ...................... 3,517,837 23,900,991
Stellantis N.V.
(b)
.......................... 1,958,781 14,373,487
Telecom Italia SpA
(a) (b)
...................... 4,124,251 3,254,776
Tenaris SA ............................. 97,797 3,121,812
UniCredit SpA ........................... 422,641 32,662,696
Unipol Assicurazioni SpA .................... 88,974 2,324,766
134,895,277
a
Japan  —  29 .5%
AGC, Inc. .............................. 145,000 5,200,268
Aisin Corp. ............................. 225,600 3,577,433
ANA Holdings, Inc. ........................ 95,400 1,585,376
Asahi Group Holdings Ltd. ................... 891,000 8,772,455
Asahi Kasei Corp. ........................ 675,600 6,647,799
Astellas Pharma, Inc. ...................... 527,700 7,478,428
Bridgestone Corp. ........................ 390,000 8,104,608
Canon, Inc. ............................. 874,100 22,487,577
Central Japan Railway Co. .................. 749,100 17,971,258
Chiba Bank Ltd. (The) ...................... 166,100 2,292,712
Chubu Electric Power Co., Inc. ................ 532,800 9,163,558
Dai Nippon Printing Co. Ltd. ................. 260,600 4,936,059
Daito Trust Construction Co. Ltd. .............. 188,700 4,244,433
Daiwa House Industry Co. Ltd. ................ 227,000 6,925,987
Daiwa Securities Group, Inc. ................. 318,100 2,994,233
Denso Corp. ............................ 661,000 7,897,662
Security Shares Value
a
Japan (continued)
East Japan Railway Co. .................... 360,800 $ 7,875,870
ENEOS Holdings, Inc. ..................... 830,000 6,970,741
Fuji Electric Co. Ltd. ....................... 57,100 4,798,958
FUJIFILM Holdings Corp. ................... 939,200 17,284,686
Fujitsu Ltd. ............................. 669,800 13,443,786
Hankyu Hanshin Holdings, Inc. ................ 130,000 3,751,653
Hikari Tsushin, Inc. ........................ 4,500 1,092,762
Honda Motor Co. Ltd. ...................... 2,610,500 21,182,730
Hulic Co. Ltd. ........................... 295,400 3,331,661
Idemitsu Kosan Co. Ltd. .................... 248,500 2,126,248
Inpex Corp. ............................. 376,300 9,810,209
Isuzu Motors Ltd. ......................... 258,200 3,557,612
ITOCHU Corp. .......................... 2,489,900 30,857,576
Japan Airlines Co. Ltd. ..................... 91,000 1,431,054
Japan Post Bank Co. Ltd. ................... 650,800 11,167,904
Japan Post Holdings Co. Ltd. ................. 886,200 10,277,309
Japan Post Insurance Co. Ltd. ................ 195,500 1,906,244
Japan Tobacco, Inc. ....................... 324,700 12,096,610
JFE Holdings, Inc. ........................ 545,100 5,986,475
Kajima Corp. ............................ 181,700 7,101,573
Kansai Electric Power Co., Inc. (The) ........... 586,300 9,392,618
Kawasaki Kisen Kaisha Ltd. .................. 287,200 4,700,904
KDDI Corp. ............................. 1,060,900 17,361,126
Kirin Holdings Co. Ltd. ..................... 380,400 5,998,548
Komatsu Ltd. ........................... 514,100 22,012,734
Kubota Corp. ........................... 644,600 10,522,735
Kyocera Corp. ........................... 1,133,700 19,699,143
Kyowa Kirin Co. Ltd. ....................... 71,000 1,069,679
LY Corp. ............................... 1,026,700 2,700,454
Makita Corp. ............................ 83,900 3,115,456
Marubeni Corp. .......................... 888,800 34,593,049
MINEBEA MITSUMI, Inc. ................... 160,600 3,210,886
Mitsubishi Chemical Group Corp. .............. 925,500 5,425,691
Mitsubishi Corp. .......................... 1,447,200 46,348,920
Mitsubishi Electric Corp. .................... 585,600 23,500,699
Mitsubishi Estate Co. Ltd. ................... 340,300 9,697,946
Mitsubishi HC Capital, Inc. ................... 249,600 2,267,143
Mitsubishi UFJ Financial Group, Inc. ............ 2,430,100 43,651,486
Mitsui & Co. Ltd. ......................... 1,380,800 51,843,389
Mitsui Fudosan Co. Ltd. .................... 416,300 4,559,327
Mitsui OSK Lines Ltd. ...................... 364,900 13,783,780
Mizuho Financial Group, Inc. ................. 654,070 28,126,763
MS&AD Insurance Group Holdings, Inc. ......... 348,800 8,969,067
Murata Manufacturing Co. Ltd. ................ 813,400 26,975,779
NEC Corp. ............................. 495,300 13,174,985
NIDEC CORP.
(b)
.......................... 254,000 3,912,555
Nippon Building Fund, Inc. ................... 2,099 1,757,714
Nippon Steel Corp. ........................ 3,386,300 12,466,659
Nippon Yusen KK ......................... 384,700 13,825,611
Nissan Motor Co. Ltd.
(a) (b)
................... 1,744,900 3,992,360
Nomura Holdings, Inc. ..................... 1,168,000 9,355,476
NTT, Inc. .............................. 13,918,400 13,557,365
Obayashi Corp. .......................... 284,500 6,688,785
ORIX Corp. ............................. 392,700 13,216,904
Osaka Gas Co. Ltd. ....................... 139,200 5,001,931
Otsuka Corp. ........................... 66,300 1,227,495
Otsuka Holdings Co. Ltd. ................... 156,600 11,413,346
Panasonic Holdings Corp. ................... 1,066,000 21,805,889
Renesas Electronics Corp. .................. 1,700,900 34,396,695
Resona Holdings, Inc. ..................... 449,100 5,617,191
SBI Holdings, Inc. ........................ 131,500 2,653,408
SCREEN Holdings Co. Ltd. .................. 86,600 5,741,669
Secom Co. Ltd. .......................... 106,300 3,897,429
Sekisui Chemical Co. Ltd. ................... 186,400 2,856,368

iShares
®
MSCI Intl Value Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Sekisui House Ltd. ........................ 247,400 $ 5,386,880
Seven & i Holdings Co. Ltd. .................. 701,300 8,381,286
Shimadzu Corp. .......................... 37,200 864,732
Shionogi & Co. Ltd. ....................... 306,900 6,200,281
Sompo Holdings, Inc. ...................... 152,700 5,682,792
Subaru Corp. ........................... 326,700 4,866,263
Sumitomo Corp. ......................... 848,300 31,541,637
Sumitomo Electric Industries Ltd. .............. 222,100 14,621,779
Sumitomo Metal Mining Co. Ltd. ............... 127,500 7,839,068
Sumitomo Mitsui Financial Group, Inc. ........... 1,012,700 35,757,476
Sumitomo Mitsui Trust Group, Inc. ............. 214,600 7,174,793
Suntory Beverage & Food Ltd. ................ 57,100 1,645,527
Suzuki Motor Corp. ....................... 552,700 6,181,082
Taisei Corp. ............................ 61,200 6,636,573
Takeda Pharmaceutical Co. Ltd. ............... 544,200 18,194,120
TDK Corp. ............................. 1,073,900 19,635,617
TIS, Inc. ............................... 68,300 1,488,600
Tokyo Gas Co. Ltd. ....................... 120,500 5,117,619
Tokyu Corp. ............................ 181,500 1,929,716
TOPPAN Holdings, Inc. ..................... 156,100 4,639,847
Toray Industries, Inc. ...................... 576,500 4,139,125
Toyota Motor Corp. ....................... 3,738,900 71,769,711
Toyota Tsusho Corp. ....................... 392,200 15,396,120
West Japan Railway Co. .................... 199,200 3,605,834
Yamaha Motor Co. Ltd. ..................... 407,500 2,862,269
Yokogawa Electric Corp. .................... 118,500 4,125,900
Yokohama Financial Group, Inc. ............... 281,800 2,675,014
1,180,778,325
a
Netherlands  —  2 .6%
ABN AMRO Bank N.V., CVA ................. 224,221 7,806,662
Aegon Ltd. ............................. 592,973 4,913,730
AerCap Holdings N.V. ...................... 130,592 18,571,488
ASR Nederland N.V. ....................... 32,087 2,437,310
DSM-Firmenich AG ....................... 33,164 2,476,979
Heineken Holding N.V. ..................... 42,958 3,052,638
ING Groep N.V. .......................... 918,129 26,571,917
Koninklijke Ahold Delhaize N.V. ............... 368,233 17,295,705
Koninklijke Philips N.V. ..................... 232,034 6,120,539
NN Group N.V. .......................... 153,556 13,441,340
Randstad N.V. ........................... 53,799 1,594,139
104,282,447
a
Norway  —  0 .8%
Aker BP ASA ............................ 56,151 2,195,071
DNB Bank ASA .......................... 206,489 6,253,176
Equinor ASA ............................ 224,395 9,132,254
Mowi ASA .............................. 156,392 3,469,908
Norsk Hydro ASA ......................... 574,067 6,335,699
Orkla ASA .............................. 179,627 2,215,522
Yara International ASA ..................... 74,152 4,316,900
33,918,530
a
Portugal  —  0 .1%
EDP Renovaveis SA ....................... 48,263 806,994
EDP SA ............................... 855,765 4,667,582
5,474,576
a
Singapore  —  1 .1%
Keppel Ltd. ............................. 588,400 5,036,360
Keppel REIT ............................ 65,378 46,030
Oversea-Chinese Banking Corp. Ltd. ........... 654,300 11,288,376
Sembcorp Industries Ltd. ................... 214,400 1,125,159
Singapore Airlines Ltd. ..................... 745,400 3,691,763
Singapore Telecommunications Ltd. ............ 1,246,100 4,513,122
Security Shares Value
a
Singapore (continued)
United Overseas Bank Ltd. .................. 282,300 $ 8,039,639
Wilmar International Ltd. .................... 1,680,400 4,793,129
Yangzijiang Shipbuilding Holdings Ltd. ........... 1,581,400 5,393,307
43,926,885
a
Spain  —  3 .9%
Acciona SA ............................. 4,448 1,294,735
ACS Actividades de Construccion y Servicios SA ... 52,970 7,634,812
Banco Bilbao Vizcaya Argentaria SA ............ 1,674,883 36,985,436
Banco de Sabadell SA ..................... 1,752,491 6,794,404
Banco Santander SA ...................... 5,386,151 65,723,521
CaixaBank SA ........................... 842,212 10,719,962
Grifols SA .............................. 157,891 1,664,813
International Consolidated Airlines Group SA , Class DI 744,784 3,757,219
Mapfre SA ............................. 98,153 480,491
Repsol SA ............................. 645,636 17,342,530
Telefonica SA ........................... 1,225,121 5,528,381
157,926,304
a
Sweden  —  2 .3%
Boliden AB ............................. 80,190 4,215,218
Hexagon AB , Class B ...................... 592,018 6,467,761
Industrivarden AB , Class A .................. 17,120 909,513
Industrivarden AB , Class C .................. 22,943 1,207,162
Nordea Bank Abp ........................ 621,585 11,688,835
Securitas AB , Class B ...................... 227,921 3,825,187
Skanska AB , Class B ...................... 147,607 3,986,469
SKF AB , Class B ......................... 156,847 3,949,207
Svenska Handelsbanken AB , Class A ........... 319,544 4,540,698
Swedbank AB , Class A ..................... 183,463 6,485,274
Telefonaktiebolaget LM Ericsson , Class B ........ 1,764,427 21,047,845
Telia Co. AB ............................ 435,220 2,274,915
Trelleborg AB , Class B ..................... 54,449 2,235,623
Volvo AB , Class B ........................ 589,059 20,532,673
93,366,380
a
Switzerland  —  3 .6%
Barry Callebaut AG , Registered ............... 951 1,425,415
Novartis AG , Registered .................... 441,228 65,208,940
Roche Holding AG , NVS .................... 164,277 66,942,851
Sandoz Group AG ........................ 99,813 8,006,345
Swatch Group AG (The) , Bearer ............... 8,756 2,032,517
143,616,068
a
United Kingdom  —  15 .3%
3i Group PLC ........................... 350,977 12,206,182
Associated British Foods PLC ................ 170,113 4,236,068
Aviva PLC ............................. 421,540 3,575,189
Barclays PLC ........................... 6,957,348 40,894,678
Barratt Redrow PLC ....................... 548,024 1,866,433
BP PLC ............................... 2,847,755 22,542,349
British American Tobacco PLC ................ 1,345,363 79,234,886
BT Group PLC .......................... 3,531,628 10,382,403
Centrica PLC ........................... 1,887,944 5,518,253
Endeavour Mining PLC ..................... 39,363 2,375,822
Glencore PLC
(b)
.......................... 2,993,298 23,263,402
GSK PLC .............................. 1,528,706 40,078,803
Haleon PLC ............................ 1,791,016 8,270,678
HSBC Holdings PLC ...................... 4,978,806 91,609,118
Imperial Brands PLC ...................... 423,057 16,073,049
Informa PLC ............................ 366,183 3,959,209
J Sainsbury PLC ......................... 1,078,398 4,824,909
JD Sports Fashion PLC .................... 869,504 798,210
Kingfisher PLC .......................... 744,177 2,926,331
Lloyds Banking Group PLC .................. 18,249,006 24,805,925

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
M&G PLC .............................. 553,784 $ 2,276,026
Marks & Spencer Group PLC ................. 590,396 2,651,961
National Grid PLC ........................ 734,366 13,145,574
NatWest Group PLC ....................... 2,772,429 22,112,539
Pearson PLC ........................... 138,970 2,050,775
Rio Tinto PLC ........................... 368,018 37,072,845
Shell PLC .............................. 1,260,621 57,316,365
Smith & Nephew PLC ...................... 231,234 3,578,072
SSE PLC .............................. 264,816 9,481,567
Standard Chartered PLC .................... 817,492 20,817,290
Standard Life PLC ........................ 113,961 1,172,441
Tesco PLC ............................. 2,172,433 14,250,061
Vodafone Group PLC ...................... 17,373,664 27,644,031
613,011,444
a
Total Common Stocks — 97.8%
(Cost: $ 2,773,447,861 ) ............................... 3,914,224,824
a
Preferred Stocks
Germany  —  0 .9%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 42,912 3,915,732
Henkel AG & Co. KGaA , Preference Shares , NVS ... 76,206 5,545,357
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 163,166 5,936,980
Security Shares Value
a
Germany (continued)
Volkswagen AG , Preference Shares , NVS ........ 219,740 $ 22,283,443
a
Total Preferred Stocks — 0.9%
(Cost: $ 44,738,958 ) ................................. 37,681,512
a
Total Long-Term Investments — 98.7%
(Cost: $ 2,818,186,819 ) ............................... 3,951,906,336
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(d) (e) (f)
...................... 13,106,785 13,110,717
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(d) (e)
............................ 1,001,001 1,001,001
a
Total Short-Term Securities — 0.4%
(Cost: $ 14,111,077 ) ................................. 14,111,718
Total Investments —  99.1%
(Cost: $ 2,832,297,896 ) ............................... 3,966,018,054
Other Assets Less Liabilities — 0 .9% ...................... 35,007,312
Net Assets — 100.0% ................................. $ 4,001,025,366
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,705,484 $ 6,404,946
(a)
$ — $ (224) $ 511 $ 13,110,717 13,106,785 $ 35,345
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 880,000 121,001
(a)
— — — 1,001,001 1,001,001 28,525 —
$ — $ (224) $ 511
$ 14,111,718
$ 63,870 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Intl Value Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 52 06/11/26 $ 12,488 $ 432,346
Euro STOXX 50 Index .................................................................. 169 06/19/26 11,583 407,844
FTSE 100 Index ...................................................................... 92 06/19/26 13,011 128,866
$ 969,056
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 371,748,366  $ 3,542,476,458  $ —  $ 3,914,224,824
Preferred Stocks ......................................... —  37,681,512  —  37,681,512
Short-Term Securities
Money Market Funds ...................................... 14,111,718  —  —  14,111,718
$ 385,860,084  $ 3,580,157,970  $ —  $ 3,966,018,054
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 969,056  $ —  $ —  $ 969,056
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust